Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Composition of borrowings
	December 31,
	2017	2016
	NIS in thousands

At amortized cost:
Loans from banks and financial institutions (see c below)	-	761,710
Notes issued by the Company (see d below)	538,668	498,637
Notes issued by PC (see e below)	485,504	721,292

	1,024,172	1,981,639
Less - current maturities (see note 9)	(780,861)	(1,128,769)

	243,311	852,870

Summary of linkage basis and interest rates
	December 31, 2017
	Interest rates	NIS in thousands
	%

NIS	Israeli CPI + 6 - 6.9	1,002,913
PLN	6m Wibor + 6	21,259

Schedule of table provides breakdown of the group's loans from banks and financial institutions
	December 31,
	2017	2016
	NIS in thousands

Loans provided to the Company (*)	-	59,082
Loans provided to PC (mainly with respect to trading property) (**)	-	332,705
Loans provided to SPV holding the Radisson Complex (see note 19)	-	369,923

	-	761,710

(*)	During December 2017, the Company repaid the entire loan to Bank Hapoalim in amount of approximately NIS 59 million.
(**)	Following the sale of PC subsidiaries, all PC bank loan were derecognized in amount of approximately NIS 333 million.

Schedule of present the terms of the company's notes
	Effective interest rate	interest rate	Principal final maturity	Adjusted par value	Carrying amounts as at December 31, 2017
	%	%	NIS in thousands

Series H notes	9.47	CPI+6	2018	296,160	295,363
Series I notes	12.8	CPI+6	2019	217,279	184,955
Accumulated interest on Series I notes				58,350	58,350

				571,789	538,668

	Effective interest rate	interest rate	Principal final maturity	Adjusted par value	Carrying amounts as at December 31, 2016
	%	%		NIS in thousands

Series H notes	9.47	CPI+6	2018	296,160	282,935
Series I notes	12.8	CPI+6	2019	217,279	172,954
Accumulated interest on Series I notes				42,748	42,748

				556,187	498,637

Schedule of following table present PC's notes

The following table present PC’s notes as of December 31, 2017:

	Effective interest rate	Contractual interest rate	Principal final maturity(*)	Adjusted par value	Carrying amounts as at December 31 2017
	%	%		NIS in thousands

Series A Notes	9.47%	CPI+6	2020	198,974	190,865
Series B Notes	13.48%	CPI+6.9	2019	291,333	273,380
Polish Notes	10.46%	6%+ 6M WIBOR	2018	21,176	21,259

				511,483	485,504

The following table present PC’s notes as of December 31, 2016:

	Effective interest rate	Contractual interest rate	Principal final maturity(*)	Adjusted par value	Carrying amounts as at December 31 2016
	%	%		NIS in thousands
Series A Notes	9.47%	CPI+6	2020	257,772	248,716
Series B Notes	13.48%	CPI+6.9	2019	453,264	429,871
Polish Notes	10.46%	6%+ 6M WIBOR	2018	42,988	42,705

				754,024	721,292	(*)

(*)	The Debentures are classified as current liabilities (see note 7 b2).

Summary of the non-substantial modifications of terms regarding the approved amendment
	EUR	NIS
2018	24,175	100,398
2019	84,568	351,210
2020	14,417	59,874
	123,160	511,482